Subsequent events - Additional information (Details) - Subsequent events	Jul. 23, 2020 USD ($) t	Jul. 21, 2020 USD ($) t	Jul. 17, 2020 USD ($)
Dwt of vessel agreed to acquire | t		50,093
Purchase price of vessel agreed to acquire		$ 16,700,000
Agreement to charter-in, Dwt of vessels | t	47,981
Charter period (in years)	1 year
Extension period of charter (in years)	1 year
MR product rate per day	$ 13,400
ABN AMRO Revolving Facility
Credit facility refinanced			$ 15,000,000